CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Loss on financial instruments, net	$ (3,461)	$ (12,020)	$ (56,011)	$ (2,180)	$ (51,421)	$ 31,837	$ (30,670)
Trust services and administration revenues	102		0		0	20,300	19,400
Interest expense	3,784	3,619	2,110		15,471	27,457	32,551
Other expenses	6,942	7,076	6,149		28,269	13,895	7,564
Investment income (loss), net	500	(25,117)	(10,811)	2,091	(54,010)	15,534	132,620
Interest income	116	85	73		412	7,398	2,082
Related Parties [Member]
Loss on financial instruments, net	(3,566)	(14,805)	(56,011)	0	(63,536)	(37,012)	(22,913)
Trust services and administration revenues	8	8	8	8	30	30	30
Interest expense	732	609	514	6,651	2,797	25,307	30,171
Other expenses	$ 2,116	$ 2,198	2,297	576	8,704	4,105	3,763
Investment income (loss), net						0	88,514
Interest income			$ 0	$ 1,777	$ 0	$ 7,110	$ 1,777